Segment Information (Segment Operating Information by Segment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Operating Segments [Member] | Sohu [Member]
Segment Reporting Information [Line Items]
Revenues	[1]	$ 218,442		$ 274,670		$ 374,696
Segment cost of revenues		(148,258)		(218,184)		(414,526)
Segment gross profit		70,184		56,486		(39,830)
SBC in cost of revenues	[2]	(23)		707		415
Gross profit		70,161		57,193		(39,415)
Operating expenses:
Product development		(113,762)	[3]	(123,743)	[4]	(113,590)	[5]
Sales and marketing	[1]	(155,226)	[3]	(203,307)	[4]	(199,304)	[5]
General and administrative		(32,218)	[3]	(48,664)	[4]	(44,563)	[5]
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions		(7,245)		0		0
SBC in operating expenses	[2]	(1,022)		4,940		(765)
Total operating expenses		(309,473)		(370,774)		(358,222)
Operating profit /(loss)		(239,312)		(313,581)		(397,637)
Other income /(expense)		331,599	[3]	345,416	[4]	4,694	[5]
Interest income	[6]	24,361		14,001		7,344
Interest expense	[6]	(46,730)		(39,709)		(24,367)
Exchange difference		(445)		1,981		(2,107)
Income /(loss) before income tax benefit /(expense)		69,473		8,108		(412,073)
Income tax benefit /(expense)		(8,351)		79,053		(217,959)
Net loss from continuing operations		61,122		87,161		(630,032)
Net loss from discontinued operations		0		0		0
Net loss		61,122		87,161		(630,032)
Operating Segments [Member] | Sogou [Member]
Segment Reporting Information [Line Items]
Revenues	[1]	1,172,252		1,124,158		908,357
Segment cost of revenues		(737,981)		(692,801)		(456,861)
Segment gross profit		434,271		431,357		451,496
SBC in cost of revenues	[2]	(473)		(669)		(540)
Gross profit		433,798		430,688		450,956
Operating expenses:
Product development		(179,705)	[3]	(191,426)	[4]	(156,359)	[5]
Sales and marketing	[1]	(134,565)	[3]	(144,867)	[4]	(152,121)	[5]
General and administrative		(39,665)	[3]	(36,177)	[4]	(25,407)	[5]
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions		0		0		0
SBC in operating expenses	[2]	(15,428)		(13,535)		(27,193)
Total operating expenses		(369,363)		(386,005)		(361,080)
Operating profit /(loss)		64,435		44,683		89,876
Other income /(expense)		21,126	[3]	41,489	[4]	692	[5]
Interest income	[6]	4,443		8,037		9,126
Interest expense	[6]	0		0		0
Exchange difference		1,849		5,725		(7,082)
Income /(loss) before income tax benefit /(expense)		91,853		99,934		92,612
Income tax benefit /(expense)		(2,748)		(1,153)		(14,422)
Net loss from continuing operations		89,105		98,781		78,190
Net loss from discontinued operations		0		0		0
Net loss		89,105		98,781		78,190
Operating Segments [Member] | Changyou [Member]
Segment Reporting Information [Line Items]
Revenues	[1]	455,380		415,561		488,842
Segment cost of revenues		(95,268)		(71,626)		(78,769)
Segment gross profit		360,112		343,935		410,073
SBC in cost of revenues	[2]	(120)		31		(73)
Gross profit		359,992		343,966		410,000
Operating expenses:
Product development		(119,726)	[3]	(126,593)	[4]	(124,869)	[5]
Sales and marketing	[1]	(49,768)	[3]	(34,512)	[4]	(37,083)	[5]
General and administrative		(22,074)	[3]	(28,657)	[4]	(33,385)	[5]
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions		0		(16,369)		(86,882)
SBC in operating expenses	[2]	(1,185)		6,430		(17,320)
Total operating expenses		(192,753)		(199,701)		(299,539)
Operating profit /(loss)		167,239		144,265		110,461
Other income /(expense)		14,477	[3]	23,436	[4]	9,413	[5]
Interest income	[6]	39,441		34,403		32,319
Interest expense	[6]	(25,339)		(10,197)		(4,372)
Exchange difference		1,875		1,320		(5,196)
Income /(loss) before income tax benefit /(expense)		197,693		193,227		142,625
Income tax benefit /(expense)		(20,077)		(64,467)		(40,255)
Net loss from continuing operations		177,616		128,760		102,370
Net loss from discontinued operations		(33,998)		(44,835)		(20,531)
Net loss		143,618		83,925		81,839
Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	[1]	(627)		(1,562)		(2,306)
Segment cost of revenues		28		56		86
Segment gross profit		(599)		(1,506)		(2,220)
SBC in cost of revenues	[2]	0		0		0
Gross profit		(599)		(1,506)		(2,220)
Operating expenses:
Product development		6,142	[3]	6,733	[4]	6,192	[5]
Sales and marketing	[1]	2,117	[3]	2,801	[4]	4,000	[5]
General and administrative		358	[3]	362	[4]	130	[5]
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions		0		0		0
SBC in operating expenses	[2]	0		0		0
Total operating expenses		8,617		9,896		10,322
Operating profit /(loss)		8,018		8,390		8,102
Other income /(expense)		(345,254)	[3]	(345,617)	[4]	(8,102)	[5]
Interest income	[6]	(57,699)		(32,367)		(24,651)
Interest expense	[6]	57,699		32,368		24,651
Exchange difference		0		0		0
Income /(loss) before income tax benefit /(expense)		(337,236)		(337,226)		0
Income tax benefit /(expense)		0		0		0
Net loss from continuing operations		(337,236)		(337,226)		0
Net loss from discontinued operations		0		0		0
Net loss		(337,236)		(337,226)		0
Revenues		1,845,447		1,812,827		1,769,589
Segment cost of revenues		(981,479)		(982,555)		(950,070)
Segment gross profit		863,968		830,272		819,519
SBC in cost of revenues	[2]	(616)		69		(198)
Gross profit		863,352		830,341		819,321
Product development		(407,051)	[3]	(435,029)	[4]	(388,626)	[5]
Sales and marketing	[1]	(337,442)	[3]	(379,885)	[4]	(384,508)	[5]
General and administrative		(93,599)	[3]	(113,136)	[4]	(103,225)	[5]
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions		(7,245)		(16,369)		(86,882)
SBC in operating expenses	[2]	(17,635)		(2,165)		(45,278)
Total operating expenses		(862,972)		(946,584)		(1,008,519)
Operating profit /(loss)		380		(116,243)		(189,198)
Other income /(expense)		21,948		64,724		6,697
Interest income		10,546		24,074		24,138
Interest expense		(14,370)		(17,538)		(4,088)
Exchange difference		3,279		9,026		(14,385)
Income /(loss) before income tax benefit /(expense)		21,783		(35,957)		(176,836)
Income tax benefit /(expense)		(31,176)		13,433		(272,636)
Net loss from continuing operations		(9,393)		(22,524)		(449,472)
Net loss from discontinued operations		(33,998)		(44,835)		(20,531)
Net loss		(43,391)		(67,359)		(470,003)
Sohu [Member]
Segment Reporting Information [Line Items]
Revenues		218,226		274,223		372,774
Sogou [Member]
Segment Reporting Information [Line Items]
Revenues		1,171,841		1,123,045		908,006
Changyou [Member]
Segment Reporting Information [Line Items]
Revenues		$ 455,380		$ 415,559		$ 488,809

[1]	The elimination mainly consists of revenues and expenses generated from marketing services among the Sohu, Sogou, and Changyou segments.
[2]	"SBC" stands for share-based compensation expense.
[3]	The elimination mainly consists of the distribution by Changyou of a dividend to Sohu in 2019 and leasing income and expenses generated from a building that Sohu leases to Sogou.
[4]	The elimination mainly consists of the distribution by Changyou of a dividend to Sohu in 2018 and leasing income and expenses generated from a building that Sohu leases to Sogou.
[5]	The elimination mainly consists of leasing income and expenses generated from a building that Sohu leases to Sogou.
[6]	The elimination represents interest income/ (expense) resulting from intra-Group loans between the Sohu segment and the Changyou segment.